Sep. 08, 2025
WarCap Unconstrained Equity ETF
Investment Objective
WarCap Unconstrained Equity ETF (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses[1]	0.50%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Limitation[2]	(0.30)%
Net Annual Fund Operating Expenses	1.00%
1. Estimated for the current fiscal year.
[2]. Warren Capital Management, Inc. d/b/a Warren Capital Group (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 1.00% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2026, unless earlier terminated by the Board of Trustees for any reason at any time. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.  In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through November 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$317

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in equities. These securities may be of any market capitalization.
The Fund is actively managed using an unconstrained investment style (i.e., it will not take a benchmark index into account when selecting the Fund’s investments). The Fund may have exposure to a limited number of different investments and/or sectors.
To determine the Fund’s investable universe, the Advisor seeks to identify 30 to 50 holdings using macroeconomic data and fundamental analysis.  Macroeconomic data focuses on interest rates in relation to stock market valuations with individual stocks selected through fundamental analysis.  Operating under the economic view that the value of a company’s stock is based upon its long-term ability to generate revenue and earnings, the Advisor focuses on a review of factors that it believes will impact long-term corporate sales and earnings growth. For each company, different factors may play a part in the projections of future sales and earnings, including but not limited to competitors in the company’s industry and sector; expected future demand for goods and services not only in each company’s sector in general but for that company’s goods and services relative to other companies; a determination of each company’s position in its stage of growth and maturity as a company and its market share within its industry and sector; macroeconomic trends that may affect the overall economy, the industry or sector of the company being considered, and the company’s relative financial strength relative to competitors.  Consistency and a history  of continued sales and earnings growth by a corporation will, in the Advisor’s view, increase the corporation’s enterprise value and, in turn, equity value, making that company’s equity securities a potentially attractive investment by the Fund to achieve its long-term growth objective. In the end, the Advisor takes into consideration the factors it views as the most important, and relies on its experience and judgment to make the investment decisions it considers to be most likely to achieve the Fund’s objective.

Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting https://warcap.com/wcap.